Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2018
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
(13) Supplemental Cash Flow Information

Supplemental cash flow information related to income taxes, interest, and capital expenditures is as follows:

	Year Ended December 31,
(in millions)	2018	2017
Supplemental disclosures:
Cash paid for income taxes, net of refunds	$31	$15
Cash paid for interest	103	106
Non-cash investing and financing activities:
Construction in progress additions included in accounts payable	$17	$8
Turnaround additions included in accounts payable	1	3
Change in accounts payable related to construction in progress additions	9	(5)
Change in accounts payable related to turnaround additions	(2)	3
Landlord incentives for leasehold improvements	—	1